UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Global Entrepreneurs Fund, Inc.
(Exact name of Registrant as specified in charter)
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Address of principal executive offices)
214-891-8294
(Registrant’s telephone number, including area code)

Russell Cleveland
President and CEO
RENN Capital Group, Inc.
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Name and address of agent for service of process)
214-891-8294
(Agent’s telephone number, including area code)

Copy to:
Steven B. Boehm, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Ave. N.W.
Washington, DC 20004-2415

Date of fiscal year end: December 31

June 30, 2013
(Date of reporting period)

Item 1. Semi-Annual Report to Shareholders

RENN Global Entrepreneurs Fund, Inc.

2013 Semi-Annual Report

"The Entrepreneurial Difference"

RENN

SEMI-ANNUAL REPORT TO SHAREHOLDERS
OF
RENN GLOBAL ENTREPRENEURS FUND, INC.

June 30, 2013

Dear Shareholders,

Both the economy and the stock market were positive over the past six months.  Our net asset value increased from $2.53 on December 31, 2012 to $2.83 on June 30, 2013, a gain of 12%.

Reviewing our largest holdings (over one million dollars) in alphabetical order, AnchorFree, Inc., a private company and a rapidly growing Internet company, had a very good six months averaging as many as 100,000 new subscribers per day.  Total downloads now exceed 120 million.  The service provides privacy, security and access under the Hotspot Shield brand.  The RENN Board is conservatively valuing the company at the price paid by Goldman Sachs (via a private placement) in May 2012 and by a third party valuation completed as of December 2012.

Bovie Medical (NYSE:BVX) has launched its new, revolutionary, surgical tool, J-Plasma.  The surgeons who are using the product have given rave reviews and the market potential is very large.  However, it will take a while for sales to ramp up due to the time it takes to get major hospital approval.  We believe Bovie could have excellent growth over the next few years.  Our Fund owns 550,000 shares of Bovie.

Flamel Technologies (NASDAQ:FLML), a specialty pharma with drug delivery capabilities, received on May 30, 2013 FDA approval for a drug used in hospitals.  The stock has been acting much better in the marketplace because the company is expecting FDA approvals for additional drugs in the near term.  Our Fund has 200,000 shares of Flamel.

iSatori, Inc. (OTC:IFIT), is a consumer products company that makes nutritional, athletic performance, weight loss and energy products.  In 2013, iSatori entered the mass market distribution channel,  primarily, via Wal-Mart and Walgreens, with its “Energize” product.  The “report card” is still out, but the company is hopeful about revenue growth.  Our Fund owns 1,114,727 shares of iSatori.

The last major holding is Points International, Ltd. (NASDAQ:PCOM), which facilitates transactions involving loyalty points for major airlines such as American Airlines and Southwest Airlines.  The company has been growing rapidly and has stated that by the end of 2013, revenues would be at a run rate of $300 million.  Year to date 2013, the stock doubled from approximately $11 per share to over $22.  The Fund owns 51,300 shares of Points International.

One more positive note: we received $348,087 (61% of our original investment) from Pipeline Data, Inc. as a result of a favorable litigation settlement.  Thus, our note has been retired.  We had been carrying it at 35%, so this is a favorable outcome.  On the negative side, we do not see any recovery for SinoHub and have written this position down to zero.

Our financial position is strong with over 10% in cash currently.  We are looking at new opportunities to enhance value and will be reporting these in the 2013 Annual Report.

Sincerely

Russell Cleveland
President and CEO

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FOR THE SIX MONTHS ENDED JUNE 30, 2013

TABLE OF CONTENTS

President’s Letter

Allocation of Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9

Notes to Financial Statements	10

Director and Officer Compensation	19
Quarterly Reports	19
Proxy Voting Policies and Procedures	19
Portfolio Proxy Voting Records	19
Matters Submitted for Shareholder Votes	19
Board Approval of the Investment Advisory Contract	20
Dividend Reinvestment Plan	20

RENN Global Entrepreneurs Fund, Inc.
Allocation of Assets
June 30, 2013 (unaudited)

                                                            Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%

Nutraceuticals	30.6%

U.S. Treasury	15.8%

Surgical & Medical Instruments & Apparatus	12.8%

Communication Services	12.2%

Services-Business Services, NEC	11.7%

Pharmaceutical Preparations	9.7%

Semiconductors - Non related businesses	5.9%

Crude Petroleum & Natural Gas	2.1%

Jewelry, Silverware & Plated Ware	0.8%

Services-Advertising	0.7%

Biological Products (No Diagnostic Substances)	0.2%

Other Assets and Liabilities	-2.5%
100.00%

                                                            Allocation of Assets by Country (% of Fund’s Net Assets)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value (10)
	U.S. TREASURY NOTES – 15.82% (5)
$2,000,000	U.S. Treasury Note Zero Coupon Maturity 8/19/2013 (14)	$1,999,913	$1,999,873
	Total Unaffiliated U.S. Treasury Notes	1,999,913	1,999,873

	CONVERTIBLE BONDS – 4.65% (5)
	Business Services, NEC - 2.75%
$ 569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (9) (13)	569,000	348,087

	Semiconductors and Related Devices – 0.00%
966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (11)	966,666	-

	Crude Petroleum and Natural Gas – 1.90%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	December 31, 2014	1,000,000	240,000

	Total Unaffiliated Convertible Bonds	2,535,666	588,087

	COMMON EQUITIES – 33.35% (3) (5)
	Advertising – 0.74%
100,000	Tiger Media, Inc.	685,598	93,000

	Biological Products – No Diagnostic Substances – 0.19%
1,335,714	Hemobiotech	1,360,116	24,043

	Services - Business Services, NEC – 8.95%
476,667	Global Axcess Corporation	630,834	26,693
51,300	Points International, Ltd.	280,440	1,104,489

	Crude Petroleum and Natural Gas – 0.15%
808,445	PetroHunter Energy Corporation	101,056	19,403

	Jewelry, Silverware & Plated Ware – 0.78%
24,200	Charles & Colvard Ltd.	99,369	98,736

	Pharmaceutical Preparations – 9.71%
200,000	Flamel Technologies	1,148,882	1,227,600

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value (10)
	COMMON EQUITIES (continued)
	Surgical & Medical Instruments & Apparatus – 12.83%
550,000	Bovie Medical Corporation	$ 1,146,654	$1,622,500

	Wholesale – Electronic Parts and Equipment NEC – 0.00%
428,647	SinoHub, Inc. (12)	1,038,180	-
	Total Unaffiliated Common Equities	6,491,128	4,216,464

	Total Unaffiliated Investments	$11,026,708	$6,804,424

Based on cost for federal income tax purposes:

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$ 1,378,613
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(5,600,897)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$(4,222,284)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value10)
	CONVERTIBLE PROMISSORY NOTES – 0.69% (2) (5) (8)
	Semiconductor & Related Devices
	Plures Technologies, Inc. 2% Promissory Note Maturity
$ 112,501	April 25, 2014	$ 112,501	$ 87,891
	Total Affiliated Promissory Notes	112,501	87,891

	OTHER SECURITIES - 14.62% (2) (3) (5) (8)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Services, NEC – 11.42%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	419,812	1,443,357

	Nutraceuticals – 0.03%
37.5	iSatori Technologies, Inc. Series D Preferred	75,000	3,251

	Semiconductor and Related Devices – 3.17%
625	Plures Technologies, Inc. Series A Preferred (4)	500,000	400,779
	Total Affiliated Other Securities	994,812	1,847,387

	COMMON EQUITIES – 31.92% (2) (3) (5) (8)
	Nutraceuticals – 30.57%
1,113,790	iSatori Technologies, Inc.	9,056,721	3,864,851

	Semiconductor and Related Devices – 1.35%
136,532	Plures Technologies, Inc.	5,754,700	170,666
	Total Affiliated Common Equities	14,811,421	4,035,517

	MISCELLANEOUS SECURITIES – 1.42% (2) (3) (5) (8)
	Communications Services,NEC – 0.73%
	AnchorFree, Inc. (1) (7)
15,023	Options to buy @ $0.3971	92,971	92,971

	Semiconductor and Related Devices – 0.69%
	Plures Technologies, Inc. (6)
70,313	Warrants to buy @ $0.01	-	87,188
	Total Affiliated Miscellaneous Securities	92,971	180,159

	TOTAL AFFILIATED INVESTMENTS	16,011,705	6,150,954
	TOTAL UNAFFILIATED INVESTMENTS	11,026,708	6,804,424
	TOTAL INVESTMENTS	$27,038,413	$12,955,378
	OTHER ASSETS AND LIABILITIES (2.47%)		(312,236)
	TOTAL NET ASSETS		$12,643,142

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2013 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES (2) (3) (8)

	Date(s)	Cost at	Cost at	Value(10)	% of Net
	Acquired	12/31/12	6/30/13	6/30/13	Assets

AnchorFree, Inc. (1)
Series A Convertible Preferred	4-15-11	$ 419,812	$ 419,812	$1,443,357	11.42%
Options to buy @ $0.3971 (7)	6-29-12	68,411	92,971	92,971	0.73
Plures Technologies, Inc.
Convertible Promissory Note	10/15/12	112,501	112,501	87,891	0.69
Plures Technologies, Inc. (4)
Series A Preferred	5/23/11	500,000	500,000	400,779	3.17
Plures Technologies, Inc. (4)	7/1/98
Common Equity	to 5/3/13	5,738,972	5,754,700	170,666	1.35
Plures Technologies, Inc. (4)
Warrants to buy (6)	10/15/12	0	0	87,188	0.69
iSatori Technologies, Inc.
Preferred D Equity	10/13/99	75,000	75,000	3,251	0.03
iSatori Technologies, Inc.	10/2/98
Common Equity	to 12/31/10	9,056,721	9,056,721	3,864,851	30.57
Total Restricted and Controlled Affiliated Securities		$15,971,417	$16,011,705	$6,150,954	48.65%

(1)	Securities in a privately owned company.
(2)
“Affiliated,” in general, refers to persons owning 5% or more of the issuer or the Fund.  Directors and persons owning more than 25% are Affiliated persons listed in the Controlled table.  See Footnote (8).

(3)	Non-Income-Producing.
(4)
Plures Technologies, Inc. are securities exempt from registration under Rule 144A of the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2013 the aggregate value of the restricted common securities was $170,184 representing 1.34% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  At June 30, 2013 the value of the restricted preferred securities was $400,779 representing 3.17% of net assets.  The Fund owns 385 shares of Plures Technologies, Inc. which are not restricted but these shares would have to be sold under Rule 144.  At June 30, 2013 the aggregate value of the unrestricted securities was $481 representing 0.01% of net assets.

(5)	Percentage is calculated as a percentage of net assets.
(6)	These warrants represent the ability to purchase 70,313 shares of common stock of Plures Technologies at $0.01 per share. These warrants expire on October 15, 2016.
(7)
These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors.  These options expire three months after Russell Cleveland ceases to be a service provider.

(8)
“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company.  A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.  A director is deemed to have control.

(9)	Security is in default.
(10)	See Fair Value Measurements. As set forth in Note 5 to the Financials.
(11)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, we adjusted the value of the DGE note to zero.
(12)	SinoHub, Inc was delisted and removed by the SEC.
(13)	A settlement of litigation was reached on July 2, 2013.
(14)	Pledged as collateral for a margin loan.

RENN Global Entrepreneurs Fund, Inc.
Statement of Assets and Liabilities
June 30, 2013 (unaudited)

ASSETS

Assets: Investments at fair value, cost of $27,038,413	$12,955,378
Cash and cash equivalents	1,526,021
Interest and dividends receivable	1,902
Prepaid and other assets	54,113
Total assets	$14,537,414

LIABILITIES AND NET ASSETS
Liabilities:
Due to broker – margin	$ 1,800,419
Accounts payable	28,319
Accounts payable – affiliate	65,534
Total liabilities	$ 1,894,272

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized,
4,673,867 shares issued, and 4,463,967 shares outstanding	$ 4,673,867
Additional paid in capital	23,793,276
Treasury stock at cost	(1,734,967)
Accumulated net realized loss on investments	(5,999)
Net unrealized depreciation of investments	(14,083,035)
Total net assets	$12,643,142
Net assets value per share	$ 2.83

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2013 (unaudited)

Investment income:
Interest income – affiliated company	$ 1,195
Dividend income	514
Other income – affiliated company	40,287
41,996

Expenses:
General and administrative	31,629
Investor relations	23,813
Interest expense	8,956
Legal fees	61,242
Audit and accounting fees	82,151
Directors’ fees and expenses	46,500
Insurance expense	30,764
Management fee to affiliate	111,735

396,790

Net investment loss	(354,794)

Realized and unrealized gain (loss) on investments:
Net unrealized appreciation of investments	2,087,158
Net realized loss on investments – unaffiliated companies	(362,430)

Net gain on investments	1,724,728

Net increase in net assets resulting from operations	$1,369,934

Net increase in net assets resulting from operations per share	$ 0.30

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statements of Changes in Net Assets
June 30, 2013 (unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012

From operations:
Net investment loss	$ (354,794)	$ (595,888)
Net realized loss on investment	(362,430)	(1,337,067)
Net unrealized appreciation of investments	2,087,158	3,704,473

Net increase in net assets
resulting from operations	1,369,934	1,771,518

Net assets:
Beginning of period	11,273,208	9,501,690

End of period	$12,643,142	$ 11,273,208

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Cash Flows
For the Six Months Ending June 30, 2013 (unaudited)

Cash flows from operating activities:
Increase in net assets resulting from operations	$ 1,369,934
Adjustments to reconcile increase in net assets to
net cash provided by (used in) operating activities:
Net unrealized appreciation
on investments	(2,087,158)
Net realized loss on investments	362,430
Increase in interest and dividend receivable	(1,006)
Increase in prepaid and other assets	(34,638)
Increase in accounts payable	14,002
Increase in accounts payable-affiliate	6,702
Purchase of investments	(4,319,397)
Proceeds from sale of investments	4,699,777

Net cash provided by operating activities	10,646

Cash flows from financing activities:
Net margin proceeds	181

Net cash provided by financing activities	181

Net increase in cash and cash equivalents	10,827

Cash and cash equivalents at beginning of the period	1,515,194

Cash and cash equivalents at end of the period	$ 1,526,021

Supplemental cash flow information
Cash paid for interest	$ 8,956

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 1    Organization and Business Purpose

RENN Global Entrepreneurs Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2     Summary of Significant Accounting Policies

Valuation of Investments

Portfolio investments are stated at quoted market or fair value as determined in good faith by the Fund’s Board of Directors (Note 5).

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis.  Change in unrealized gain/loss is reflected during the period of the change.  Dividend income is recorded on the record date.  Interest income is recorded as earned on an accrual basis.  For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies.  The Fund reserves any dividends or interest income that it determines to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of June 30, 2013, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts.  The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.  As of June 30, 2013, cash equivalents of $1,526,021 were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 2     Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders.  The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders.  It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC.  Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders.  Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years.  There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Note 3    Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers.  “Due from broker” represents unsettled sales transactions.  “Due to broker” represents a margin loan payable to these brokers, which is secured by cash or other assets maintained with the lending broker as collateral for the margin loan.  The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf.  RENN Capital Group, Inc., the investment adviser, actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At June 30, 2013, the “due from broker” balance was $0 and the “due to broker - margin” balance was $1,800,419.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 3    Due to/from Broker, continued

The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”).  In general under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill.  The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.  Under the rules of the broker, equity in the account must not fall below 30% of the current market value of the securities in the account that have a market value above $6.625 or $2.00 per share for securities that have a market value between $2.125 and $6.625.  The failure to do so may cause the clearing firm to force the sale of or liquidate the securities in the account in order to bring the account’s equity back to the required level.  The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.  The Fund has a negotiated interest rate of 150 basis points over the Federal Funds rate.  The interest will vary with any changes in the Federal Funds rate.  The interest charges are added to the loan balance.  At June 30, 2013 the margin interest rate was 2.70%.  The margin loan balance is secured by the securities as explained on the schedule of investments. The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for extraordinary or emergency purposes.  Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

Note 4   Management Agreements and Compensation to Directors

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.  In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses.  A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter.  The Fund incurred $111,735, during the six months ended June 30, 2013 for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund.  Such reimbursements were $17,490 during the six months ended June 30, 2013.

At June 30, 2013 the Fund had accounts payable of $65,534 for the amount due for the management fees and expense reimbursements disclosed above.

In addition, the Fund pays each director not affiliated with the Fund an annual fee of $24,000, plus quarterly payments of $750 and reasonable out of pocket expenses for each valuation meeting. The Chairman of the Audit Committee receives an additional annual fee of $12,000. Such fees and expenses for unaffiliated Directors aggregated $46,500 for the six months ended June 30, 2013.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 5   Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.  The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  U.S. Treasuries are marked to market.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).  An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 5   Valuation of Investments, continued

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ 1,999,873	$ 0	$ 0	$ 1,999,873
Convertible Debt	0	588,087	87,891	675,978
Convertible Preferred Equities	0	1,446,608	400,779	1,847,387
Common stock	8,081,315	0	170,666	8,251,981
Miscellaneous Securities	0	92,971	87,188	180,159
Total Investments	$ 10,081,188	$ 2 ,127,666	$ 746,524	$ 12,955,378

See page 2, Schedule of Investments for a breakdown of the valuation by industry type.

The following is a reconciliation of assets in Level 2:

Level 2
Beginning balance – December 31, 2012	$4,846,090
Transferred from Level 2 to Level 1	(3,868,102)
Changes in unrealized gain or loss	1,149,678
Ending Balance – June 30, 2013	$2,127,666

The following is a reconciliation of assets in Level 3:

Level 3
Beginning balance – December 31, 2012	$1,562,060
Transferred from Level 3 to Level 2	(348,087)
Changes in unrealized gain or loss	(467,449)
Ending Balance – June 30, 2013	$ 746,524

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.  The transfers out of Level 3 identified above were due to changes in the observability of the inputs used by the Fund to estimate the fair value of certain securities. iSatori common stock was transferred from Level 2 to Level 1 and there were no transfers from Level 1 to Level 2, during the six months ended June 30, 2013.

iSatori (IFIT) shares were restricted through April 2013.  Thus, prior to April 2013, a discount for lack of marketability was applied.  As such, prior to April 2013, iSatori was categorized as a Level 2 holding.  After April 2013, iSatori shares were no longer restricted.  Thus, the discount was eliminated.  Now that the shares are being marked to market with no discount, iSatori is being categorized as a Level 1 holding.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 5   Valuation of Investments, continued

During the first quarter of 2012, the Fund’s Dynamic Green Energy debenture was valued at 30% of par based on a comparable company analysis (Level 2).  At the end of the third quarter of 2012, it was determined that Dynamic Green Energy was likely unable to meet its obligations.  Thus, Dynamic Green Energy could no longer be valued using a comparable company analysis.  At that time, we began to value Dynamic Green Energy at zero based on the likelihood that the value of its liabilities exceeded the value of its assets (Level 3).

Three portfolio companies are being classified as Level 3.  These portfolio companies are being valued at fixed prices because the market data pertaining to these portfolio companies is non-existent or unreliable.

Dynamic Green Energy is a private company with significantly declining revenues. Earnings and shareholders’ equity are negative as of June 30, 2013 and key members of management have resigned. Accordingly, the asset was assigned a value of zero as of December 31, 2012. It is possible, but unlikely, that the Fund would receive some nominal amount in a disposition of assets.  The valuation technique used was the cost approach.

Plures Technologies, Inc. (MANY) trades infrequently.  For example, for the 50 trading days ended June 30, 3013, Plures stock traded only six of those days.  This has resulted in an unpredictable and unreliable market price.  As of June 30, 2013, the stock price was $0.31.  Meanwhile, Plures recently issued private debt, convertible at $1.60, with warrants struck at $0.01.  As of June 30, 2013, the Fund carried Plures at $1.25 per share.  The valuation techniques used were the income and market approaches.

SinoHub, Inc. (SIHI) stock was delisted.  Thus, it has been assigned a value of zero.  The valuation technique used was the market approach.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 5   Valuation of Investments, continued

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 6/30/2013	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Bond	$ 0	Cost	Equity
		Approach	Deficit	$ 0	$33,400,000	$ 0
Convertible Promissory Note	$ 87,891	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.25 $1.60 0%	$2.50 $2.50 30%	$1.38 $2.05 22%
Convertible Preferred Stock	$400,779	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.25 $1.60 0%	$2.50 $2.50 30%	$1.38 $2.05 22%
Common Stock	$170,666	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.25 $1.60 0%	$2.50 $2.50 30%	$1.38 $2.05 22%
Warrants to Buy	$ 87,188	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.25 $1.60 0%	$2.50 $2.50 30%	$1.38 $2.05 22%
Common Stock	$ 0	Market Approach	OTC price	$0.005	$0.05	$0.0149
Warrants to Buy	$ 0	Market Approach	OTC price	$0.005	$0.05	$0.0149
Total Level 3	$746,524

Note 6     Income Taxes

During 2013 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the six months ended June 30, 2013 there was no taxable net investment income or net realized long-term capital gain, and, therefore, no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the six months ended June 30, 2013.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 7    Financial Highlights

Selected per-share data and ratios for each share of common stock outstanding are as follows:

Years Ended December 31,

	June 30, 2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.53	$ 2.13	$ 2.79	$ 4.07	$ 4.13	$ 8.46

Net investment loss	(0.08)	(0.13)	(0.18)	(0.12)	(0.14)	(0.17)
Net realized and unrealized gain
(loss) on investments	0.38	0.53	(0.48)	(1.16)	0.08	(3.86)

Total return from investment operations	0.30	0.40	(0.66)	(1.28)	(0.06)	(4.03)

Capital share transactions	0.00	0.00	0.00	0.00	0.00	0.00
Distributions:
From net realized capital
gain on investments	0.00	0.00	0.00	0.00	0.00	(0.30)
Net asset value, end of period	$ 2.83	$ 2.53	$ 2.13	$ 2.79	$ 4.07	$ 4.13
Per-share market value, end of period	$ 1.51	$ 1.42	$ 1.82	$ 1.96	$ 2.60	$ 2.92

Portfolio turnover rate	37.52%	32.29%	14.46%	7.36%	8.99%	8.26%

Total investment return
based on market value: (a)	6.34%	(21.98)%	(7.14)%	(24.62)%	(10.96)%	(47.64)%

Ratio to average net assets: (b)
Net investment loss	(2.93)%	(5.34)%	(7.30)%	(3.66)%	(3.46)%	(2.78)%

Expenses	3.28%	6.51%	5.25%	5.47%	6.30%	4.85%

(a)
Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions.  Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
For the Six Months Ending June 30, 2013 (unaudited)

Note 8    Subsequent Events

In preparing the accompanying financial statements, the Fund has reviewed events that have occurred after June 30, 2013 through August 13, 2013, the date the financial statements were available to be issued.  During this period the Fund did not have any material subsequent events.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Semi-Annual Report to Shareholders
Six Months Period Ending June 30, 2013 (unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees.  Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund.  The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended.  The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund.  The aggregate compensation paid to the directors during the period covered by this Report was $46,500.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov.  Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (214) 891-8294.  You may also obtain the description on the Fund’s website at www.rencapital.com.
.
Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30.  It is filed with the SEC on Form N-PX and is available by calling collect (214) 891-8294 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six months period covered by this report, issues were presented to the shareholders for their vote at the Annual Meeting of Shareholders on June 13, 2013.

The record date for determination of shareholders entitled to vote was April 15, 2013.  As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund.  Each such share was entitled to one vote.  At the Meeting the holders of 3,141,646 shares, or 70.4%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

The issues presented and the results of the voting thereon are as follows:

Issue One:  Election of two Class Three Directors.  The nominees were Russell Cleveland and Ernest C. Hill for a 3-year term, and the number of votes received for each nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Withheld
Russell Cleveland	2,488,196 (79%)	32,324 (1%)
Ernest C. Hill	2,443,987 (78%)	91,086 (3%)

RENN Global Entrepreneurs Fund, Inc.
Semi-Annual Report to Shareholders
Six Months Period Ending June 30, 2013 (unaudited

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
J. Philip McCormick	2014
Charles C. Pierce	2015

Issue Two: Ratification of the appointment of Malin, Bergquist & Company as the auditor of the Fund for the fiscal year ending December 31, 2013.  The vote was as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,571,977 (82%)	334,772 (11%)	234,896 (8%)	0

Board Approval of the Investment Advisory Contract

At the Board meeting held April 17, 2013, the disinterested Directors of the Board reviewed the Investment Advisory Agreement entered into with RENN Group.  In conjunction with that review, the Directors noted that the quarterly rate of 0.4375% for the Adviser’s management fee was above average, but not unreasonable compared to that of other closed-end funds of similar engagement and it indicated no undue level of profit for the Adviser.  No additional performance fee is provided, and the administrative services are structured to approximate an at-cost relationship.  The disinterested Directors also reviewed the expenses incurred by the Adviser on the Fund’s behalf.  Upon close examination it was concluded that the Fund’s expenses were properly managed.  The Adviser’s performance was compared to similar closed-end funds, and it was found to be acceptable.  Based on the overall impact of these factors, the disinterested Directors of the Board found it appropriate to approve renewal of the Investment Advisory Agreement for another one-year term.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis.  Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested.  You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co.  You may terminate participation by notifying the Plan Agent in writing.  If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately.  Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8275 and whose address is 40 Wall Street, New York, NY  10005.

  CORPORATE INFORMATION

Executive Officers

Russell Cleveland                                                       President and Chief Executive Officer

Z. Eric Stephens                                                          Vice President

Scott E. Douglass                                                        Vice President

Kevin W. McAleer                                                      Acting Secretary, Treasurer, and Chief Financial Officer

Corporate Offices

RENN Global Entrepreneurs Fund, Inc.
Suite 210, LB-59
8080 North Central Expressway
Dallas, Texas  75206-1857

Phone:            (214) 891-8294
Fax:                 (214) 891-8291
Email:             invrel@rencapital.com
Website:       www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &
Trust Company, LLC
6201 15th Ave.
Brooklyn, NY  11219
Phone:       (718) 921-8275

Independent Registered Public Accounting Firm

Malin, Bergquist & Company, LLP
3605 McKnight E. Drive
Pittsburgh, PA  15237
Phone:      (412) 364-9395

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

RENN Global Entrepreneurs Fund, Inc.
N-CSRS
June 30, 2013 (Unaudited)

Item 2.  Code of Ethics.

Not applicable for a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers.

There has been no change in the Fund’s Portfolio Managers, who were identified in the previous annual Form N-CSR.

Item 9.  Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

None

Item 10.  Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.  The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act.  No such proposals were received.

Item 11.  Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Acting Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report.  Based upon that evaluation, our Chief Executive Officer and Acting Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

RENN Global Entrepreneurs Fund, Inc.
N-CSRS
June 30, 2013 (Unaudited)

Item 12.   Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS RC
(a)(2)	Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS KWM
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS RC.
(b)	Certification of Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS KWM

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Global Entrepreneurs Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: August 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Global Entrepreneurs Fund, Inc.	RENN Global Entrepreneurs Fund, Inc.
By: /s/ Russell Cleveland	By: /s/ Kevin W. McAleer
Russell Cleveland	Kevin W. McAleer
Chief Executive Officer	Acting Chief Financial Officer

Date: August 14, 2013	Date: August 14, 2013